Cash and cash equivalents	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
CASH AND CASH EQUIVALENTS [Text Block]
NOTE 3: CASH AND CASH EQUIVALENTS
Cash and cash equivalents consisted of the following:

	June 30, 2012	December 31, 2011
Cash on hand and at banks	$28,661	$8,333
Short-term deposits	13,402	32,967
Total cash and cash equivalents	$42,063	$41,300

Short term deposits relate to time deposit accounts held in bank for general financing purposes.
As of June 30, 2012, restricted cash was $31,385 and will be used mainly for the future installments for vessel deposits, loan repayments and interest.
Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits and equivalents in excess of government-provided insurance limits. The Company also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.